Fair Value (Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried At Fair Value On Balance Sheet By Level) (Detail) (JPY ¥)	Sep. 30, 2014		Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment	¥ 544,000,000,000		¥ 549,000,000,000
Carrying amounts of investments in equity method investees	1,801,000,000,000		1,620,000,000,000
Carrying Amount [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	163,640,000,000,000		162,529,000,000,000
Carrying Amount [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,009,000,000,000		21,123,000,000,000
Carrying Amount [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	142,631,000,000,000		141,406,000,000,000
Carrying Amount [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,129,000,000,000		3,417,000,000,000
Carrying Amount [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,974,000,000,000		21,268,000,000,000
Carrying Amount [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	7,054,000,000,000		5,521,000,000,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	1,129,000,000,000		750,000,000,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	10,693,000,000,000		11,077,000,000,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,346,000,000,000		13,823,000,000,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,732,000,000,000		5,123,000,000,000
Carrying Amount [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,413,000,000,000		3,689,000,000,000
Carrying Amount [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	28,535,000,000,000		20,501,000,000,000
Carrying Amount [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	698,000,000,000		919,000,000,000
Carrying Amount [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,220,000,000,000		7,300,000,000,000
Carrying Amount [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,335,000,000,000		4,210,000,000,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,632,000,000,000	[1],[2]	2,870,000,000,000	[1],[2]
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	110,253,000,000,000	[3]	109,182,000,000,000	[3]
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,197,000,000,000	[4]	5,832,000,000,000	[4]
Estimated Fair Value [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	163,684,000,000,000		162,570,000,000,000
Estimated Fair Value [Member] | Deposits [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	163,684,000,000,000		162,570,000,000,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,009,000,000,000		21,123,000,000,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	21,009,000,000,000		21,123,000,000,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	142,675,000,000,000		141,447,000,000,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	142,675,000,000,000		141,447,000,000,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,129,000,000,000		3,417,000,000,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,129,000,000,000		3,417,000,000,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,974,000,000,000		21,268,000,000,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,974,000,000,000		21,268,000,000,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	7,054,000,000,000		5,521,000,000,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	7,054,000,000,000		5,521,000,000,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	1,129,000,000,000		750,000,000,000
Estimated Fair Value [Member] | Due To Trust Account [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	1,129,000,000,000		750,000,000,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	10,693,000,000,000		11,077,000,000,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	10,693,000,000,000		11,077,000,000,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,633,000,000,000		14,118,000,000,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,633,000,000,000		14,118,000,000,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,732,000,000,000		5,123,000,000,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,732,000,000,000		5,123,000,000,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,413,000,000,000		3,689,000,000,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,413,000,000,000		3,689,000,000,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	28,535,000,000,000		20,501,000,000,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	28,535,000,000,000		20,501,000,000,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	698,000,000,000		919,000,000,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	698,000,000,000		919,000,000,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,220,000,000,000		7,300,000,000,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,220,000,000,000		7,300,000,000,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,335,000,000,000		4,210,000,000,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,335,000,000,000		4,210,000,000,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,693,000,000,000	[1],[2]	2,908,000,000,000	[1],[2]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	824,000,000,000	[1],[2]	220,000,000,000	[1],[2]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	855,000,000,000	[1],[2]	701,000,000,000	[1],[2]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,014,000,000,000	[1],[2]	1,987,000,000,000	[1],[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	111,554,000,000,000	[3]	110,577,000,000,000	[3]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,000,000,000	[3]	11,000,000,000	[3]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	280,000,000,000	[3]	307,000,000,000	[3]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	111,268,000,000,000	[3]	110,259,000,000,000	[3]
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,197,000,000,000	[4]	5,832,000,000,000	[4]
Estimated Fair Value [Member] | Other Financial Assets [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	¥ 6,197,000,000,000	[4]	¥ 5,832,000,000,000	[4]

[1]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[2]	Excludes cost-method investments of ¥549 billion and ¥544 billion at March 31, 2014 and September 30, 2014, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥1,620 billion and ¥1,801 billion at March 31, 2014 and September 30, 2014, respectively.